Other current liabilities	3 Months Ended
Mar. 31, 2024
Other current liabilities.
Other current liabilities

9. Other current liabilities

At March 31, 2024, other current liabilities amount to € 5,927,000 (December 31, 2023: € 8,509,000). At March 31, 2024 and December 31, 2023, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.